SUPPLEMENT DATED AUGUST 12, 2024 TO THE CURRENT
SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Rochester Municipal Opportunities Fund
(the “Fund”)
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and SAI and retain it for future reference.
Effective immediately:
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Mark Paris	Portfolio Manager	2019

Amy Haklisch	Portfolio Manager	2024

Tim O’Reilly	Portfolio Manager	2019

Julius Williams	Portfolio Manager	2019

The following information replaces in its entirety the bulleted information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
▪
Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.
▪
Amy Haklisch, Portfolio Manager, who has been responsible for the Fund since 2024 and has been associated with Invesco and/or its affiliates since 2024. From 2003 to 2024, she was associated with Citigroup Global Markets Inc. where she served as a Managing Director of Municipal Securities Sales.
▪
Tim O’Reilly, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.
▪
Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.
The following information is added after the table under “PORTFOLIO MANAGER(S) — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — INVESTMENTS” in Appendix H of the Fund’s SAI:
Amy Haklisch began serving on Invesco Rochester Municipal Opportunities Fund as a portfolio manager of the Fund effective August 12, 2024. As of June 30, 2024, Ms. Haklisch did not beneficially own any shares of the Fund.
The following information is added after the table under “PORTFOLIO MANAGER(S) — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — ASSETS MANAGED” in Appendix H of the Fund’s SAI:
Amy Haklisch began serving on Invesco Rochester Municipal Opportunities Fund as a portfolio manager of the Fund effective August 12, 2024. As of June 30, 2024, Ms. Haklisch managed no other registered investment companies, no other pooled investment vehicles and no other accounts.
O-ROHYM-SUMSTATSAI-SUP 081224